Acquisition of Bao Li Gaming Promotion Limited (Details 2) - 6 months ended Jun. 30, 2015 - Bao Li Gaming [Member] - USD ($)	Total
Servicing Assets at Fair Value [Line Items]
Base Earnout Cash Payments First Year - 2013	$ 13,000,000
Base Earnout Cash Payments Second Year - 2014	$ 13,000,000
Base Earnout Shares First Year - 2013	625,000
Base Earnout Shares Second Year - 2014	625,000
Incremental Earnout Cash Payment First Year - 2013	$ 13,000,000
Incremental Earnout Cash Payment Second Year - 2014	$ 8,320,000
Incremental Earnout Shares Issued First Year - 2013	625,000
Incremental Earnout Shares Issued Second Year - 2014	400,000